Intangibles, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Intangibles, Net [Abstract]
Intangibles, Net

Note 6 - Intangibles, Net

Intangibles, net consisted of the following:

	June 30, 2014	December 31, 2013
	(unaudited)
Patents	$80,000	$80,000
Less accumulated amortization	(43,000)	(39,000)
Net	$37,000	$41,000

Our patents are amortized over their remaining life.  Amortization expense related to these intangible assets was $2,000 for the three months ended June 30, 2014 and 2013, and $4,000 for the six months ended June 30, 2014 and 2013.

Amortization expense on intangible assets is $3,000 for the remainder of 2014, $7,000 per year for the years ending December 31, 2015 through December 31, 2018, and $6,000 for the year ending December 31, 2019.

We continue to invest in our intellectually property portfolio and are actively filing for patent protection for our technology in both the United States and abroad.  The costs, including legal, associated with compiling and filing patent applications are expensed in selling, general and administrative expenses as incurred.

Note 6 -  Intangibles, Net

Intangibles, net consisted of the following:

	December 31,
	2013	2012
Patents	$80,000	$80,000
Less accumulated amortization	(39,000)	(32,000)
Net	$41,000	$48,000

This intangible is amortized over its remaining life.  Amortization expense related to this intangible asset was $7,000 for the year ended December 31, 2013, $1,000 for the period ended December 31, 2012 (Successor) and $6,000 for the period ended November 11, 2012 (Predecessor).

Amortization expense on intangible assets in each of the five succeeding years is $7,000 per year from December 31, 2014 through December 31, 2018, and a total of $6,000 thereafter.

We continue to invest in our intellectually property portfolio and are actively filing for patent protection for our technology in both the United States and abroad.  The costs, including legal, associated with compiling and filing patent applications are expensed in selling, general and administrative expenses as incurred.